Senior Debt (Details Narrative) - USD ($)		12 Months Ended
	Aug. 21, 2015	Dec. 31, 2016	Dec. 31, 2015
Payment of principal and accrued interest	$ 1,676,954
Payment of credit		$ 3,000,000
Net profit interest		57,094	$ 107,340
Accrued profit interest fully paid, net		$ 57,094
BFG Loan Holdings, LLC [Member]
Loan repayment term		10 years
IEC SPV, LLC [Member]
Net profit percentage		20.00%